Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets [Abstract]
Cash and cash equivalents	$ 14,126	$ 54,734
Restricted cash	31,000	0
Other receivables	180	3,560
Prepaid expenses	3,371	5,223
Total current assets	48,677	63,517
Non-current assets
Right-of-use assets	417	625
Furniture, fixtures and equipment	53	58
Intangible assets	4,503	24,503
Other long-term assets	534	288
Total non-current assets	5,507	25,474
Total assets	54,184	88,991
Current liabilities
Other payables and current liabilities	4,735	9,038
Accrued expenses	11,049	13,783
Current lease liabilities	549	686
Total current liabilities	16,333	23,507
Non-current liabilities
Non-current lease liabilities	0	240
Non-current borrowings	32,923	25,733
Post-employment obligations	6,468	6,581
Other long-term liabilities	563	591
Total non-current liabilities	39,954	33,145
Shareholders' equity
Share capital	6,875	6,489
Share premium	437,537	430,630
Reserves	35,060	32,195
Accumulated losses	(481,575)	(436,975)
Total shareholders' equity	(2,103)	32,339
Total liabilities and shareholders' equity	$ 54,184	$ 88,991